Note 12 - Employee Stock Purchase Plan (Details Textual) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Stock Issued During Period, Value, Employee Stock Purchase Plan		$ 28,952		$ 358			$ 49,757
2010 Employee Stock Purchase Plan [Member]
Percentage Of Discount Allowed For Shares Issued Under Employee Stock Purchase Plan				15.00%		15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	334	25,000		334		25,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans	0			30		398	38
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 0			$ 358		$ 28,952	$ 49,757
Defined Contribution Plan, Cost	$ 0		$ 902	$ 53	$ 4,017	$ 4,523	$ 7,541